FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 14, 2017	Mar. 06, 2015	Jan. 08, 2015	Sep. 02, 2014	Jun. 23, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						112.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.27%
Derivative, Gain (Loss) on Derivative, Net						$ 346,000	$ (68,000)	$ (1,222,000)	$ 1,638,000
Impairment of Oil and Gas Properties						0		$ 4,718,000	24,478,000
Bristo Capital Llc [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Shares Issued Cashless Warrant Exercise	77,131
Fair Value Adjustment of Warrants						800,000
Increase (Decrease) in Derivative Liabilities						400,000
Derivative Liability						$ 400,000
SOS Warrant [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Warrant Issued To Purchased Common Stock								500,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price								$ 25.00
Share Price								$ 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								1 year 5 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								101.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.02%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								$ 144,000
Derivative, Gain (Loss) on Derivative, Net								20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								$ 164,000
Convertible Debt [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Conversion, Converted Instrument, Amount					$ 6,846,000				6,850,000
Debt Conversion, Converted Instrument, Shares Issued					1,369,293			1,369,293
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 0	$ 6,000
Debt Instrument, Interest Rate, Effective Percentage					8.00%
Derivative Assets (Liabilities), at Fair Value, Net					$ (43,000)
Derivative, Underlying									convertible at any time at the holders option into shares of Common Stock at $20.00 per share, or 342,323 underlying conversion shares
Convertible Debt [Member] | Maximum [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Instrument, Convertible, Conversion Price					$ 20.00
Convertible Debt [Member] | Minimum [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Debt Instrument, Convertible, Conversion Price					$ 5.00
Abraham Miran [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Description of Employment agreement										cash bonus payment to Mr. Mirman of up to 3.0 times his base salary.
Deferred Compensation Liability, Current									$ 104,000
Other Deferred Compensation Arrangements, Liability, Current									87,000
Kevin Nanke [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Performance Fees		$ 100,000
Deferred Compensation Liability, Current									83,000
Other Deferred Compensation Arrangements, Liability, Current									69,000
Ariella Fuchs [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Deferred Compensation Liability, Current									80,000
Other Deferred Compensation Arrangements, Liability, Current									$ 67,000
Consulting Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Warrant Issued To Purchased Common Stock									100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 3.12					$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				641,026					100,000
Share Price				$ 3.10					$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				2 years 8 months 1 day					3 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				101.00%					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.38%					1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 1,210,000					$ 44,000
Derivative, Gain (Loss) on Derivative, Net				$ 1,170,000					$ 350,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 20.00
Warrants To Purchas Common Stock				100,000
Options To Purchase Common Stock				100,000
Credit Agreement [Member]
Fair Value Of Financial Instruments Textual [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 4.05					$ 4.05	$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			22,500					22,500	22,500
Share Price								$ 3.10	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								3 years 7 days	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								101.00%	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.50%	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								$ 42,000	$ 12,000
Derivative, Gain (Loss) on Derivative, Net								$ 30,000	$ 12,000